SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On January 16, 2025, the Company acquired an additional 29.9% in the 2020 Subsidiary for a total consideration of $36,466. Upon consummation of the acquisition, the 2020 Subsidiary became a wholly-owned subsidiary of the Company.